Condensed Consolidated Statements of Cash Flows (Unaudited) (Q2) - USD ($)	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net (loss) income	$ (470,450)	$ 73,496
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	161	0
Changes in operating assets and liabilities:
Prepaid expenses and other	(8,108)	(9,324)
Accounts payable and accrued liabilities	40,797	(42,456)
Net cash (used in) provided by operating activities	(437,600)	21,716
Investing Activities:
Net cash provided by (used in) investing activities	0	0
Financing Activities:
Proceeds from issuance of debt	350,000	0
Proceeds from issuance of stock	120,000	0
Distributions	0	(11,065)
Net cash provided by (used in) financing activities	470,000	(11,065)
Net change in cash and cash equivalents	32,400	10,651
Cash and cash equivalents, beginning of period	164,680	52,360
Cash and cash equivalents, end of period	$ 197,080	$ 63,011